Convertible Debentures (Tables)	12 Months Ended
Jun. 30, 2022
Convertible Debentures
Schedule of components of convertible debentures

	June 30,	June 30,
	2022	2021
Principal balance	$—	$1,300,000
Less: Debentures discount and debts insurance cost	—	—
Total	$—	$1,300,000